Average Annual Total Returns - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2024
Fidelity Advisor Global Commodity Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(10.80%)
Past 5 years	10.90%
Past 10 years	3.73%
Fidelity Advisor Global Commodity Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.08%)
Past 5 years	10.42%
Past 10 years	3.34%
Fidelity Advisor Global Commodity Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.03%)
Past 5 years	8.69%
Past 10 years	2.91%
Fidelity Advisor Global Commodity Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(7.00%)
Past 5 years	11.41%
Past 10 years	3.74%
Fidelity Advisor Global Commodity Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(8.93%)
Past 5 years	11.11%
Past 10 years	3.68%
Fidelity Advisor Global Commodity Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(5.18%)
Past 5 years	12.57%
Past 10 years	4.67%
Fidelity Advisor Global Commodity Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(5.04%)
Past 5 years	12.70%
Since Inception	8.10%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Past 5 years	12.12%
Past 10 years	8.33%
MS404
Average Annual Return:
Past 1 year	0.08%
Past 5 years	10.45%
Past 10 years	4.17%

[1]	A From October 2, 2018 .